Note 12 - Short-term Credit Facility	12 Months Ended
Nov. 30, 2020
Statement Line Items [Line Items]
Disclosure of borrowings [text block]
12.	Short-term Credit Facility

On
November 26, 2020,
the Company entered into a credit agreement with Toronto Dominion Bank ("TD"), pursuant to an agreement dated
November 3, 2020
between the Company and TD, TD agreed to provide a non-revolving credit facility in the amount of
$350,000
(the "Credit Facility") to the Company. The Credit Facility matures on
November 26, 2021,
bears an interest rate of
2.59%
per annum and is to be repaid in equal monthly payments of principal and interest. The Credit Facility is secured by
$350,000
in Guaranteed Investment Certificates held by TD (Note
8
).